Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2013-3 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

November 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	25	316,517.20	751	12,043,587.49
Liquidation Proceeds and Recoveries on Defaulted Receivables	139	126,909.38	684	7,046,281.61
Net Loss Amount	25	189,607.82	751	4,997,305.88
Net Loss % of Average Portfolio Balance (Annualized)		0.59%
Cumulative Net Loss % of Initial Balance				0.32%
Average Net Loss of Assets Experiencing a Loss				6,654.20